Share-Based Payment (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares ₪ / shares shares	Feb. 27, 2023 shares	Dec. 31, 2022 ₪ / shares	Dec. 22, 2022 USD ($) shares	Dec. 22, 2022 ₪ / shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 23, 2022 shares	May 01, 2022 USD ($) $ / shares shares	Mar. 15, 2022 USD ($) $ / shares shares	Mar. 13, 2022 USD ($) $ / shares shares	Mar. 13, 2022 ₪ / shares	Mar. 01, 2022 USD ($) $ / shares shares	Mar. 01, 2022 ₪ / shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 ₪ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share-Based Payment (Details) [Line Items]
Granted options, percentage	25.00%	25.00%
Option granted	28,100	28,100	147,000				18,100		18,100	60,000	15,000		18,100		23,100
Exercise price of options | (per share)							$ 5.16		$ 5.64	$ 5.88	$ 5.8	₪ 18.92	$ 6.06		$ 6.1		$ 20.38		$ 20.38	$ 27.87
Fair value of options (in Dollars) | $							$ 36		$ 40	$ 135	$ 29		$ 40		$ 51
Exercise price range | (per share)	$ 5.36	₪ 16.47
Fair value of the options (in Dollars) | $	$ 59	₪ 59
Exercise price (in New Shekels per share) | ₪ / shares																		₪ 20.33
Israeli [Member]
Share-Based Payment (Details) [Line Items]
Option granted	143,667	143,667
Exercise price of options | (per share)	$ 4.5	₪ 4.5		₪ 16.53
Fair value of the options (in Dollars) | $	$ 89	₪ 89
Unites States [Member]
Share-Based Payment (Details) [Line Items]
Option granted	3,333	3,333
Exercise price of options | $ / shares	$ 4.57	₪ 4.57
Fair value of the options (in Dollars) | $	$ 59	₪ 59
2011 Option Plan [Member]
Share-Based Payment (Details) [Line Items]
Vesting description of options	Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.	Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.
Employees and Executive Officers [Member]
Share-Based Payment (Details) [Line Items]
Option granted															1,327,500
Chief Executive Officer [Member]
Share-Based Payment (Details) [Line Items]
Option granted					400,000										400,000
Exercise price of options | ₪ / shares						₪ 21.34
Fair value of options (in Dollars) | $					$ 447
Board of Directors members [Member]
Share-Based Payment (Details) [Line Items]
Option granted					270,000										270,000
Fair value of options (in Dollars) | $					$ 282
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment (Details) [Line Items]
Option granted	51,200	51,200											10,000		1,105,100
Exercise price of options | (per share)													$ 6.04	₪ 19.54	$ 5.97
Fair value of options (in Dollars) | $	$ 89	₪ 89											$ 20		$ 2,162
Share-Based Payment Arrangement, Option [Member] | Israeli [Member]
Share-Based Payment (Details) [Line Items]
Exercise price of options | ₪ / shares																₪ 19.36
Board of Directors [Member]
Share-Based Payment (Details) [Line Items]
Option granted								79,300
Bottom of range [member] | Board of Directors members [Member]
Share-Based Payment (Details) [Line Items]
Exercise price of options | ₪ / shares						₪ 17.35
Bottom of range [member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment (Details) [Line Items]
Exercise price of options | (per share)	$ 5.27	₪ 5.27		₪ 17.18